UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011
                                                -----------------------

Check here if Amendment [   ];                  Amendment Number:
                                                                  -----

     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Ecofin Limited
             ----------------------------------

Address:     15 Buckingham Street
             ----------------------------------

             London WC2N 6DU, United Kingdom
             ----------------------------------

Form 13F File Number:     028-
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Murray
           ------------------------

Title:     Chairman
           ------------------------

Phone:     +44 (0)20 7451 2941
           ------------------------

Signature, Place, and Date of Signing:

           /s/ John Murray     London, United Kingdom     July 8, 2011
           ---------------     ----------------------     --------------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:          0
                                            -------------

Form 13F Information Table Entry Total:     49
                                            -------------

Form 13F Information Table Value Total:     $248,971
                                            -------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Name
-----             --------------


                                                                                INVEST-
                                                                                MENT     OTHER             VOTING AUTHORITY
                        TITLE OF              VALUE      SHARES /   SH /  PUT/  DISCRE-  MANA-   -----------------------------
SECURITY                CLASS     CUSIP      (X$1,000)   PRN AMT    PRN   CALL  TION     GERS    SOLE        SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------

AES CORP                ORD       00130H105     9,605     753,895   SH          Sole            753,895
------------------------------------------------------------------------------------------------------------------------------
ALPHA NATURAL
RESOURCES INC           ORD       02076X102     3,198      70,388   SH          Sole             70,388
------------------------------------------------------------------------------------------------------------------------------
AMERICAN WATER
WORKS CO INC            ORD       030420103       244       8,283   SH          Sole              8,283
------------------------------------------------------------------------------------------------------------------------------
ANADARKO
PETROLEUM CORP
(UN*)                   ORD       032511107     5,122      66,730   SH          Sole             66,730
------------------------------------------------------------------------------------------------------------------------------
APACHE CORP             ORD       037411105       249       2,019   SH          Sole              2,019
------------------------------------------------------------------------------------------------------------------------------
CABOT OIL AND GAS
CORP (UN*)              ORD       127097103        65         980   SH          Sole                980
------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP (UN*)      ORD       131347304    12,150     753,276   SH          Sole            753,276
------------------------------------------------------------------------------------------------------------------------------
CENTERPOINT
ENERGY INC              ORD       15189T107    10,518     543,545   SH          Sole            543,545
------------------------------------------------------------------------------------------------------------------------------
CHINA MING YANG
WIND POW-ADS (US*)      DR        16951C108       326      51,760   SH          Sole             51,760
------------------------------------------------------------------------------------------------------------------------------
CMS ENERGY CORP         ORD       125896100     3,699     187,838   SH          Sole            187,838
------------------------------------------------------------------------------------------------------------------------------
CONSTELLATION
ENERGY GROUP            ORD       210371100     6,802     179,187   SH          Sole            179,187
------------------------------------------------------------------------------------------------------------------------------
DAQO NEW ENERGY
CORP-ADR (US*)          DR        23703Q104     1,498     191,081   SH          Sole            191,081
------------------------------------------------------------------------------------------------------------------------------
DOMINION
RESOURCES INC/VA        ORD       25746U109     3,705      76,756   SH          Sole             76,756
------------------------------------------------------------------------------------------------------------------------------
DTE ENERGY
COMPANY                 ORD       233331107     3,468      69,336   SH          Sole             69,336
------------------------------------------------------------------------------------------------------------------------------
EDISON
INTERNATIONAL           ORD       281020107       400      10,315   SH          Sole             10,315
------------------------------------------------------------------------------------------------------------------------------
EL PASO CORP            ORD       28336L109    10,668     528,105   SH          Sole            528,105
------------------------------------------------------------------------------------------------------------------------------
EXELON CORP             ORD       30161N101    15,538     362,707   SH          Sole            362,707
------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORP        ORD       30231G102       315       3,869   SH          Sole              3,869
------------------------------------------------------------------------------------------------------------------------------
FAR EAST ENERGY
CORP (UU*)              ORD       307325100       483   1,510,037   SH          Sole          1,510,037
------------------------------------------------------------------------------------------------------------------------------
FIRSTENERGY CORP        ORD       337932107       403       9,135   SH          Sole              9,135
------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC        ORD       369604103     8,118     430,411   SH          Sole            430,411
------------------------------------------------------------------------------------------------------------------------------
IDACORP INC             ORD       451107106     4,026     101,933   SH          Sole            101,933
------------------------------------------------------------------------------------------------------------------------------
ITC HOLDINGS CORP       ORD       465685105    22,951     319,783   SH          Sole            319,783
------------------------------------------------------------------------------------------------------------------------------
JOHNSON CONTROLS
INC                     ORD       478366107       356       8,550   SH          Sole              8,550
------------------------------------------------------------------------------------------------------------------------------
KINDER MORGAN INC       ORD       49456B101     6,865     238,933   SH          Sole            238,933
------------------------------------------------------------------------------------------------------------------------------
NATIONAL OILWELL
VARCO                   ORD       637071101       338       4,322   SH          Sole              4,322
------------------------------------------------------------------------------------------------------------------------------
NEXTERA ENERGY
8.375% CV PRF (UN*)     CONVPRF   65339F309     8,555     165,000   SH          Sole            165,000
------------------------------------------------------------------------------------------------------------------------------
NEXTERA ENERGY INC      ORD       65339F101    17,296     301,010   SH          Sole            301,010
------------------------------------------------------------------------------------------------------------------------------
NV ENERGY INC           ORD       67073Y106     5,413     352,609   SH          Sole            352,609
------------------------------------------------------------------------------------------------------------------------------
OCCIDENTAL
PETROLEUM               ORD       674599105       188       1,806   SH          Sole              1,806
------------------------------------------------------------------------------------------------------------------------------
OGE ENERGY CORP         ORD       670837103    13,487     268,034   SH          Sole            268,034
------------------------------------------------------------------------------------------------------------------------------
PEABODY ENERGY
CORP                    ORD       704549104     4,593      77,963   SH          Sole             77,963
------------------------------------------------------------------------------------------------------------------------------
PETROHAWK ENERGY        ORD       716495106       206       8,335   SH          Sole              8,335
------------------------------------------------------------------------------------------------------------------------------
POLYPORE
INTERNATIONAL INC
(UN*)                   ORD       73179V103       212       3,125   SH          Sole              3,125
------------------------------------------------------------------------------------------------------------------------------
PPL 8.75% 01-MAY-2014
PFD                     CONVPRF   69351T114     2,743      50,000   SH          Sole             50,000
------------------------------------------------------------------------------------------------------------------------------
PPL 9.5% CV PRF 01-
JUL-2013 (TRACE*)       CONVPRF   69351T601     3,368      60,000   SH          Sole             60,000
------------------------------------------------------------------------------------------------------------------------------
PUBLIC SERVICE
ENTERPRISE GP           ORD       744573106     9,018     276,289   SH          Sole            276,289
------------------------------------------------------------------------------------------------------------------------------
QUANTA SERVICES
INC                     ORD       74762E102        93       4,589   SH          Sole              4,589
------------------------------------------------------------------------------------------------------------------------------
QUICKSILVER
RESOURCES INC (UN*)     ORD       74837R104        74       5,007   SH          Sole              5,007
------------------------------------------------------------------------------------------------------------------------------
SHAW GROUP INC
(UN*)                   ORD       820280105     2,919      96,609   SH          Sole             96,609
------------------------------------------------------------------------------------------------------------------------------
SOUTHERN UNION CO       ORD       844030106    11,384     283,527   SH          Sole            283,527
------------------------------------------------------------------------------------------------------------------------------
SPECTRA ENERGY
CORP                    ORD       847560109     7,454     271,927   SH          Sole            271,927
------------------------------------------------------------------------------------------------------------------------------
STR HOLDINGS INC
(UN*)                   ORD       78478V100       231      15,451   SH          Sole             15,451
------------------------------------------------------------------------------------------------------------------------------
TARGA RESOURCES         ORD       87612G101     2,855      85,311   SH          Sole             85,311
------------------------------------------------------------------------------------------------------------------------------
TESLA MOTORS INC        ORD       88160R101     1,360      46,675   SH          Sole             46,675
------------------------------------------------------------------------------------------------------------------------------
TRINA SOLAR LTD-
SPON ADR                DR        89628E104       272      12,151   SH          Sole             12,151
------------------------------------------------------------------------------------------------------------------------------
WILLIAMS COS INC        ORD       969457100    20,709     684,590   SH          Sole            684,590
------------------------------------------------------------------------------------------------------------------------------
WISCONSIN ENERGY
CORP                    ORD       976657106       538      17,161   SH          Sole             17,161
------------------------------------------------------------------------------------------------------------------------------
XCEL ENERGY INC         ORD       98389B100     4,898     201,562   SH          Sole            201,562
------------------------------------------------------------------------------------------------------------------------------
